Institutional Class Prospectus | MATTHEWS ASIA DIVIDEND FUND
MATTHEWS ASIA DIVIDEND FUND
Investment Objective
Total return with an emphasis on providing current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Institutional Class Prospectus MATTHEWS ASIA DIVIDEND FUND Institutional Class Shares
Maximum Account Fee on Redemptions (for wire redemptions only)	9

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Prospectus MATTHEWS ASIA DIVIDEND FUND Institutional Class Shares
Management Fees	0.66%
Distribution (12b-1) Fees
Other Expenses	0.27%
Administration and Shareholder Servicing Fees	0.14%
Total Annual Fund Operating Expenses	0.93%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One year:	Three years:	Five years:	Ten years:
Institutional Class Prospectus MATTHEWS ASIA DIVIDEND FUND Institutional Class Shares	95	296	515	1,143

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in Asia. The Fund may also invest in convertible debt and equity securities. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, and currently, Matthews makes that determination primarily based on one or more of the following five criteria: if the company (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; (iv) has its principal place of business in or is otherwise headquartered in that country or region; or (v) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund may also invest in depositary receipts, including American, European, and Global Depositary Receipts.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q1 2012 11.51% Worst Quarter Q3 2011 -12.54%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014
Average Annual Returns Institutional Class Prospectus MATTHEWS ASIA DIVIDEND FUND		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares		(0.18%)	5.60%	Oct. 29, 2010
After Taxes on Distributions Institutional Class Shares	[1]	(0.43%)	4.84%
After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares	[1]	0.33%	4.38%
MSCI All Country Asia Pacific Index (reflects no deduction for fees, expenses or taxes)		0.29%	4.37%	Oct. 29, 2010
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.